COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 01, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lessee Quantitative Information
The table below presents the summarized quantitative information with regard to lease contracts we have entered into:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022
Operating lease expense	$4,173	$2,875
Cash paid for amounts included in the measurement of lease liabilities
Cash paid for operating leases	3,537	3,088
Right-of-use assets obtained in exchange for lease obligations	5,639	5,029
Weighted-average remaining lease term (in years) – operating leases	4.6	5.6
Weighted-average discount rate – operating leases	6.4%	7.1%

Schedule of Lessee, Operating Lease, Liability, Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 1, 2023:

(In thousands)	Operating Leases	Finance Lease
2023	$4,649	$662
2024	4,760	505
2025	4,504	520
2026	4,159	536
2027	2,192	183
Thereafter	2,243	—
Total lease payments	22,507	2,406
Less: imputed interest	(3,470)	(214)
Total	$19,037	$2,192

Schedule of Minimum Future Rental Receivables
The following table presents our minimum future rental receivables on the operating leases as of January 1, 2023:

		Payments Due by Fiscal Year
(In thousands)	Total	2023	2024	2025	2026	2027	Thereafter
Minimum future rental receivable	$4,309	$2,157	$2,152	$—	$—	$—	$—

Schedule of Purchase Obligations
Future purchase obligations under non-cancellable purchase orders and long-term supply and service agreements as of January 1, 2023 are as follows:

(In thousands)	Fiscal Year 2023	Fiscal Year 2024	Fiscal Year 2025 and thereafter	Total(1)
Future purchase obligations	$304,515	$579	$—	$305,094
(1)Total future purchase obligations comprised of $184.2 million related to non-cancellable purchase orders and $120.9 million related to long-term supply and service agreements.

Schedule of Product Warranty
The following table summarizes the product warranty activities for fiscal years 2022 and 2021:

	Fiscal Year
(In thousands)	2022	2021
Balance at the beginning of the period	$30,616	$31,129
Accruals for warranties issued during the period	6,366	3,216
Settlements and adjustments during the period	(8,635)	(3,729)
Balance at the end of the period	$28,347	$30,616

Schedule of Finance Lease, Liability, Fiscal Year Maturity
The following table presents our minimum future rental payments on leases placed in service as of January 1, 2023:

(In thousands)	Operating Leases	Finance Lease
2023	$4,649	$662
2024	4,760	505
2025	4,504	520
2026	4,159	536
2027	2,192	183
Thereafter	2,243	—
Total lease payments	22,507	2,406
Less: imputed interest	(3,470)	(214)
Total	$19,037	$2,192